Loans and Leases (Related Party Loans) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Related Party Loans [Abstract]
Beginning of year	$ 34,391	$ 45,480	$ 989,194
Additions	160,000	4,045
Repayments	(131,106)	(15,134)	(943,714)
End of year	$ 63,285	$ 34,391	$ 45,480